PGIM S&P 500 Max Buffer ETF - May
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 118.4%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $20,969)(wb)	20,969	$20,969
Options Purchased*~ 117.6%
(cost $2,566,364)		3,092,251

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 118.4% (cost $2,587,333)		3,113,220
Option Written*~ (18.4)%
(premiums received $93,901)		(482,327)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,493,432)		2,630,893
Liabilities in excess of other assets (0.0)%		(1,115)

Net Assets 100.0%		$2,629,778

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55		45		5	$3,081,093
State Street SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54		45		5	11,158
Total Options Purchased (cost $2,566,364)								$3,092,251
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/26	$592.91		45		5	$(482,327)
(premiums received $93,901)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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